Net Loss Per Share Attributable to Common Shareholders (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share attributable to common stockholders

	Three Months Ended October 31,		Nine Months Ended October 31,
	2021	2020	2021	2020
Numerator: Net loss	$(193,122)	$(12,454)	$(225,789)	$(43,157)
Denominator: Basic and Diluted Weighted-average shares in computing net loss per share attributable to common stockholders	87,178,432	65,067,942	74,001,217	64,064,424

Net loss attributable to common stockholders—basic and diluted	$(2.22)	$(0.19)	$(3.05)	$(0.67)

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders:

	Year ended
	2021	2020
Numerator: Net loss	(55,373)	(47,869)
Denominator: Weighted-average shares used in computing net loss per share attributable to common stockholders	64,562	58,838

Net loss attributable to common shareholders - basic and diluted	$(0.86)	$(0.81)

Schedule of antidilutive securities excluded from computation of earnings per share

	As of October 31, 2021	As of October 31, 2020
Shares of common stock issuable from stock options	1,474,840	2,671,317
Total RSUs unvested pending settlement	8,204,455	16,102,029
Shares of common stock issuable upon conversion from preferred shares	—	21,272,479
Private Warrants	10,200	—
Public Warrants	8,596,273	—

Potential common shares excluded from diluted net loss per share	18,285,768	40,045,825
The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive are as follows:

	Year ended
	2021	2020
Shares of common stock issuable from stock options	2,182	3,602
RSUs subject to future vesting	15,712	15,305
Shares of common stock issuable upon conversion from preferred shares	22,832	16,424

Potential common shares excluded from diluted net loss per share	40,726	35,331